WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2024
WARRANTS LIABILITY
WARRANTS LIABILITY

NOTE 15: - WARRANTS LIABILITY

	2024	2023

Balance as of January 1,	$1,485	$—
Warrants value at the date of issuance (see Note 1d)	—	10,925
Loss (gain) from revaluation to fair value through profit or loss	965	(9,440)
Balance as of December 31,	$2,450	$1,485

The Company issued public warrants (the “Warrants”) as part of the closing of the business combination pursuant to the BCA. Each Warrant entitles the holder to purchase one Ordinary share of the Company at an exercise price of $11.50 per share (“Warrant Price”). As of December 31, 2024 all Warrants were outstanding.

A Warrant may be exercised during the period commencing on the date that is thirty (30) days after the consummation of the business combination pursuant to the BCA and terminating on the date that is five (5) years after the date on which the Company consummated the business combination pursuant to the BCA (the “Exercise Period”).

Not less than all of the outstanding Warrants may be redeemed, at the option of the Company, at any time during the Exercise Period at the price of $0.01 per Warrant (“Redemption Price”), provided that the closing price of the Company’s Ordinary shares equals or exceeds $18.00 per share, on each of twenty (20) trading days within any thirty (30) trading day period, subject to the terms of the Warrant agreement. In the event of such a redemption, the Company’s management may elect to force all holders of Warrants to exercise such Warrants on a “cashless basis” by surrendering the Warrants for that number of Ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Ordinary shares underlying the Warrants, multiplied by the difference between the Warrant Price and the Fair Market Value (as defined in the Warrant agreement) by (y) the Fair Market Value.

The Group has classified all Warrants as a financial liability (see Note 2n.7).